John Hancock

Balanced Fund

Quarterly portfolio holdings 7/31/19

Fund’s investments

As of 7-31-19 (unaudited)

	Shares	Value
Common stocks 60.6%		$1,209,636,413
(Cost $780,886,740)
Communication services 8.7%		174,473,558

Diversified telecommunication services 1.8%
Verizon Communications, Inc.	657,005	36,312,666
Interactive media and services 4.8%
Alphabet, Inc., Class A (A)	53,208	64,817,982
Alphabet, Inc., Class C (A)	2,024	2,462,560
Facebook, Inc., Class A (A)	143,018	27,778,386
Media 2.1%
Comcast Corp., Class A	998,424	43,101,964
Consumer discretionary 6.6%		130,680,821

Internet and direct marketing retail 3.1%
Amazon.com, Inc. (A)	33,381	62,314,983
Leisure products 0.6%
Hasbro, Inc.	93,446	11,321,917
Multiline retail 1.0%
Dollar General Corp.	154,563	20,714,533
Specialty retail 1.1%
Lowe’s Companies, Inc.	207,126	21,002,576
Textiles, apparel and luxury goods 0.8%
Carter’s, Inc.	164,769	15,326,812
Consumer staples 4.5%		90,551,921

Beverages 0.8%
Anheuser-Busch InBev SA	169,956	17,086,796
Food and staples retailing 1.9%
Walmart, Inc.	344,539	38,030,215
Household products 1.3%
The Procter & Gamble Company	218,748	25,821,014
Tobacco 0.5%
Philip Morris International, Inc.	114,985	9,613,896
Energy 3.5%		70,261,053

Energy equipment and services 0.3%
Schlumberger, Ltd.	137,668	5,502,590
Oil, gas and consumable fuels 3.2%
ConocoPhillips	313,485	18,520,694
Devon Energy Corp.	407,277	10,996,479
Royal Dutch Shell PLC, A Shares	376,189	11,848,249
Suncor Energy, Inc.	328,917	9,439,918
Valero Energy Corp.	163,673	13,953,123
Financials 9.9%		198,111,613

Banks 4.6%
Citizens Financial Group, Inc.	626,671	23,349,761
JPMorgan Chase & Co.	436,795	50,668,220
KeyCorp	558,945	10,267,820
SVB Financial Group (A)	32,332	7,500,054
Capital markets 1.4%
BlackRock, Inc.	26,497	12,392,117
The Goldman Sachs Group, Inc.	72,788	16,022,822

2 JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Consumer finance 1.3%
Discover Financial Services	288,587	$25,897,797
Diversified financial services 2.1%
Berkshire Hathaway, Inc., Class B (A)	208,501	42,832,360
Insurance 0.5%
Lincoln National Corp.	140,506	9,180,662
Health care 10.6%		211,958,226

Biotechnology 1.3%
Alexion Pharmaceuticals, Inc. (A)	97,829	11,083,047
Incyte Corp. (A)	104,908	8,908,787
Sage Therapeutics, Inc. (A)	36,085	5,785,869
Health care equipment and supplies 3.1%
Abbott Laboratories	141,626	12,335,625
Danaher Corp.	163,579	22,982,850
Stryker Corp.	125,319	26,289,420
Health care providers and services 2.3%
HCA Healthcare, Inc.	74,462	9,941,422
UnitedHealth Group, Inc.	143,918	35,837,021
Life sciences tools and services 0.5%
Thermo Fisher Scientific, Inc.	36,179	10,046,185
Pharmaceuticals 3.4%
AstraZeneca PLC	203,650	17,594,098
Eli Lilly & Company	238,917	26,030,007
Merck & Company, Inc.	302,734	25,123,895
Industrials 3.9%		78,346,298

Aerospace and defense 1.3%
The Boeing Company	74,756	25,505,252
Airlines 0.6%
Southwest Airlines Company	231,665	11,937,697
Industrial conglomerates 1.5%
General Electric Company	937,381	9,795,631
Honeywell International, Inc.	123,233	21,252,763
Machinery 0.5%
Xylem, Inc.	122,742	9,854,955
Information technology 10.8%		214,692,563

Communications equipment 1.5%
Cisco Systems, Inc.	532,275	29,488,035
Electronic equipment, instruments and components 0.5%
TE Connectivity, Ltd.	112,314	10,377,814
IT services 0.7%
PayPal Holdings, Inc. (A)	133,865	14,778,696
Semiconductors and semiconductor equipment 1.5%
Broadcom, Inc.	100,589	29,169,804
Software 3.9%
CDK Global, Inc.	91,763	4,759,747
Microsoft Corp.	463,630	63,178,860
SAP SE, ADR	74,256	9,135,716
Technology hardware, storage and peripherals 2.7%
Apple, Inc.	252,553	53,803,891

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND 3

	Shares	Value
Materials 0.8%		$15,674,074

Metals and mining 0.8%
Franco-Nevada Corp.	82,711	7,188,174
Lundin Mining Corp.	628,696	3,043,921
Teck Resources, Ltd., Class B	266,012	5,441,979
Real estate 1.3%		24,886,286

Equity real estate investment trusts 1.3%
American Tower Corp.	54,557	11,545,352
Digital Realty Trust, Inc.	80,863	9,247,493
Simon Property Group, Inc.	25,237	4,093,441
Preferred securities 0.1%		$1,568,555
(Cost $1,513,631)
Financials 0.1%		914,821

Banks 0.1%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 8.303% (B)	26,792	706,237
Wells Fargo & Company, Series L, 7.500%	150	208,584
Utilities 0.0%		653,734

Multi-utilities 0.0%
Dominion Energy, Inc., 7.250%	961	96,571
DTE Energy Company, 6.500%	9,985	557,163

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 16.6%				$331,998,249
(Cost $324,378,249)
U.S. Government 7.5%				149,372,759

U.S. Treasury
Bond	2.750	11-15-42	11,880,000	12,450,797
Bond	3.000	02-15-47	18,908,000	20,714,600
Bond	3.000	02-15-49	30,677,000	33,640,446
Note	1.750	07-31-24	35,844,000	35,705,384
Note	2.375	05-15-29	45,426,000	46,861,532
U.S. Government Agency 9.1%				182,625,490

Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	3.000	10-01-31	6,229,888	6,386,671
30 Yr Pass Thru	3.000	03-01-43	767,388	787,755
30 Yr Pass Thru	3.000	12-01-45	4,319,316	4,411,012
30 Yr Pass Thru	3.000	10-01-46	12,091,091	12,340,221
30 Yr Pass Thru	3.000	10-01-46	4,988,557	5,081,990
30 Yr Pass Thru	3.000	12-01-46	3,959,926	4,030,381
30 Yr Pass Thru	3.000	12-01-46	3,040,472	3,105,019
30 Yr Pass Thru	3.000	04-01-47	6,720,659	6,823,368
30 Yr Pass Thru	3.500	10-01-46	5,249,422	5,477,525
30 Yr Pass Thru	3.500	12-01-46	2,908,105	3,024,474
30 Yr Pass Thru	3.500	11-01-47	398,899	411,371
30 Yr Pass Thru	3.500	11-01-48	1,987,054	2,069,050
30 Yr Pass Thru	3.500	06-01-49	4,163,449	4,290,935
30 Yr Pass Thru	4.000	11-01-47	1,715,539	1,790,171
30 Yr Pass Thru	4.000	08-01-48	2,144,612	2,256,005
30 Yr Pass Thru	4.000	12-01-48	12,413,962	12,950,138
30 Yr Pass Thru	4.500	03-01-41	1,653,265	1,787,199
30 Yr Pass Thru	5.500	11-01-39	986,554	1,105,447
Federal National Mortgage Association

4 JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	3.000	07-01-27	430,521	$439,355
15 Yr Pass Thru	3.500	06-01-34	312,102	323,964
30 Yr Pass Thru	3.000	02-01-43	518,721	529,728
30 Yr Pass Thru	3.000	03-01-43	189,517	194,427
30 Yr Pass Thru	3.000	05-01-43	295,549	303,298
30 Yr Pass Thru	3.000	02-01-47	3,143,413	3,208,152
30 Yr Pass Thru	3.000	10-01-47	6,883,079	7,007,628
30 Yr Pass Thru	3.500	06-01-42	4,077,854	4,252,418
30 Yr Pass Thru	3.500	06-01-43	7,124,474	7,429,458
30 Yr Pass Thru	3.500	12-01-44	5,865,530	6,100,124
30 Yr Pass Thru	3.500	12-01-44	1,653,617	1,719,754
30 Yr Pass Thru	3.500	04-01-45	1,428,381	1,486,848
30 Yr Pass Thru	3.500	04-01-45	573,540	597,016
30 Yr Pass Thru	3.500	07-01-47	11,720,506	12,207,585
30 Yr Pass Thru	3.500	12-01-47	2,224,544	2,304,478
30 Yr Pass Thru	3.500	07-01-49	3,895,000	4,013,049
30 Yr Pass Thru	4.000	01-01-41	1,904,485	2,018,242
30 Yr Pass Thru	4.000	09-01-41	1,213,575	1,286,442
30 Yr Pass Thru	4.000	10-01-41	7,328,534	7,766,274
30 Yr Pass Thru	4.000	01-01-47	9,055,897	9,490,974
30 Yr Pass Thru	4.000	04-01-48	1,551,226	1,636,126
30 Yr Pass Thru	4.000	07-01-48	3,155,824	3,287,126
30 Yr Pass Thru	4.000	10-01-48	1,765,906	1,859,934
30 Yr Pass Thru	4.500	11-01-39	2,447,165	2,636,910
30 Yr Pass Thru	4.500	09-01-40	1,270,914	1,369,456
30 Yr Pass Thru	4.500	05-01-41	772,095	831,960
30 Yr Pass Thru	4.500	07-01-41	2,425,129	2,610,891
30 Yr Pass Thru	4.500	01-01-43	966,743	1,040,191
30 Yr Pass Thru	4.500	04-01-48	7,357,421	7,852,016
30 Yr Pass Thru	4.500	07-01-48	5,868,097	6,207,561
30 Yr Pass Thru	5.000	04-01-41	1,543,672	1,678,040
30 Yr Pass Thru	5.500	11-01-39	565,482	622,949
30 Yr Pass Thru	6.500	01-01-39	156,134	179,635
30 Yr Pass Thru	7.000	06-01-32	801	925
30 Yr Pass Thru	7.500	04-01-31	1,796	2,075
30 Yr Pass Thru	8.000	01-01-31	1,515	1,749
Foreign government obligations 0.2%				$4,208,825
(Cost $4,227,310)
Argentina 0.0%				1,109,183

Provincia de Buenos Aires
Bond (C)	7.875	06-15-27	750,000	556,883
Republic of Argentina
Bond	5.875	01-11-28	700,000	552,300
Qatar 0.1%				1,704,453

State of Qatar
Bond (C)	3.375	03-14-24	951,000	989,040
Bond (C)	5.103	04-23-48	595,000	715,413
Saudi Arabia 0.1%				1,395,189

Kingdom of Saudi Arabia
Bond (C)	4.375	04-16-29	1,265,000	1,395,189

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND 5

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 15.5%				$308,541,536
(Cost $298,234,496)
Communication services 1.8%				36,791,596

Diversified telecommunication services 0.6%
AT&T, Inc.	3.400	05-15-25	1,360,000	1,398,884
AT&T, Inc.	3.800	02-15-27	621,000	647,390
C&W Senior Financing DAC (C)	6.875	09-15-27	550,000	575,465
Cincinnati Bell, Inc. (C)	7.000	07-15-24	860,000	735,300
GCI LLC (C)	6.625	06-15-24	320,000	340,800
GCI LLC	6.875	04-15-25	570,000	599,213
Liquid Telecommunications Financing PLC (C)	8.500	07-13-22	495,000	497,823
Radiate Holdco LLC (C)	6.625	02-15-25	630,000	622,125
Radiate Holdco LLC (C)	6.875	02-15-23	215,000	218,225
Sprint Spectrum Company LLC (C)	3.360	03-20-23	345,938	347,494
Telecom Argentina SA (C)	6.500	06-15-21	430,000	427,850
Telecom Argentina SA (C)	8.000	07-18-26	462,000	468,064
Telecom Italia Capital SA	7.200	07-18-36	835,000	931,025
Telecom Italia SpA (C)	5.303	05-30-24	600,000	633,750
UPCB Finance IV, Ltd. (C)	5.375	01-15-25	525,000	538,125
Verizon Communications, Inc.	4.400	11-01-34	630,000	699,990
Verizon Communications, Inc.	4.672	03-15-55	637,000	719,677
Verizon Communications, Inc.	4.862	08-21-46	1,735,000	2,021,008
Entertainment 0.2%
Activision Blizzard, Inc.	3.400	09-15-26	415,000	427,441
Lions Gate Capital Holdings LLC (C)	5.875	11-01-24	318,000	331,515
Netflix, Inc.	4.875	04-15-28	675,000	697,359
Netflix, Inc. (C)	5.375	11-15-29	230,000	242,075
Netflix, Inc.	5.875	11-15-28	935,000	1,024,994
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57	600,000	634,176
Media 0.8%
Altice Financing SA (C)	6.625	02-15-23	325,000	335,156
Cablevision Systems Corp.	5.875	09-15-22	525,000	557,813
CBS Corp.	3.375	03-01-22	326,000	332,934
CBS Corp.	3.700	08-15-24	585,000	607,332
Cengage Learning, Inc. (C)	9.500	06-15-24	785,000	737,900
Charter Communications Operating LLC	4.200	03-15-28	1,323,000	1,370,037
Charter Communications Operating LLC	5.750	04-01-48	1,465,000	1,597,733
Charter Communications Operating LLC	6.484	10-23-45	1,390,000	1,634,691
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22	621,000	634,041
CSC Holdings LLC (C)	5.375	02-01-28	360,000	375,300
CSC Holdings LLC (C)	5.500	04-15-27	360,000	377,100
CSC Holdings LLC (C)	5.750	01-15-30	450,000	457,875
CSC Holdings LLC (C)	7.500	04-01-28	520,000	572,650
Diamond Sports Group LLC (C)	6.625	08-15-27	355,000	363,875
McGraw-Hill Global Education Holdings LLC (C)	7.875	05-15-24	455,000	408,363
MDC Partners, Inc. (C)	6.500	05-01-24	1,026,000	925,965
Myriad International Holdings BV (C)	4.850	07-06-27	250,000	269,382
Myriad International Holdings BV (C)	5.500	07-21-25	915,000	1,011,863
National CineMedia LLC	6.000	04-15-22	240,000	241,800
Sirius XM Radio, Inc. (C)	5.000	08-01-27	1,216,000	1,254,000
Sirius XM Radio, Inc. (C)	5.375	07-15-26	700,000	731,500
Tribune Media Company	5.875	07-15-22	650,000	660,725
WMG Acquisition Corp. (C)	4.875	11-01-24	360,000	369,900
WMG Acquisition Corp. (C)	5.500	04-15-26	420,000	434,700

6 JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services 0.2%
CC Holdings GS V LLC	3.849	04-15-23	695,000	$724,306
Comunicaciones Celulares SA (C)	6.875	02-06-24	285,000	294,975
Millicom International Cellular SA (C)	5.125	01-15-28	200,000	204,750
MTN Mauritius Investments, Ltd. (C)	4.755	11-11-24	630,000	636,926
Oztel Holdings SPC, Ltd. (C)	6.625	04-24-28	570,000	585,067
Sprint Corp.	7.875	09-15-23	660,000	733,425
Telefonica Celular del Paraguay SA (C)	5.875	04-15-27	297,000	313,062
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	1,147,000	1,256,682
Consumer discretionary 1.2%				24,586,094

Auto components 0.0%
Lear Corp.	5.250	01-15-25	560,000	580,528
Automobiles 0.5%
Daimler Finance North America LLC (C)	3.750	11-05-21	1,105,000	1,132,906
Ford Motor Credit Company LLC	3.336	03-18-21	610,000	613,210
Ford Motor Credit Company LLC	3.813	10-12-21	1,450,000	1,469,685
Ford Motor Credit Company LLC	5.875	08-02-21	1,730,000	1,819,451
General Motors Company	4.875	10-02-23	1,130,000	1,203,632
General Motors Financial Company, Inc.	3.550	04-09-21	720,000	730,188
General Motors Financial Company, Inc.	4.000	01-15-25	990,000	1,008,272
General Motors Financial Company, Inc.	4.300	07-13-25	800,000	824,443
JB Poindexter & Company, Inc. (C)	7.125	04-15-26	175,000	178,500
Nissan Motor Acceptance Corp. (C)	3.650	09-21-21	510,000	520,537
Diversified consumer services 0.0%
GEMS MENASA Cayman, Ltd. (C)	7.125	07-31-26	280,000	285,950
Laureate Education, Inc. (C)	8.250	05-01-25	330,000	358,875
Hotels, restaurants and leisure 0.2%
CCM Merger, Inc. (C)	6.000	03-15-22	445,000	456,125
Eldorado Resorts, Inc.	6.000	09-15-26	310,000	334,800
Eldorado Resorts, Inc.	7.000	08-01-23	265,000	276,925
GLP Capital LP	5.375	04-15-26	586,000	637,638
Hilton Domestic Operating Company, Inc.	5.125	05-01-26	335,000	348,018
Hilton Grand Vacations Borrower LLC	6.125	12-01-24	340,000	364,650
International Game Technology PLC (C)	6.500	02-15-25	570,000	624,150
Jacobs Entertainment, Inc. (C)	7.875	02-01-24	388,000	412,250
Resorts World Las Vegas LLC (C)	4.625	04-16-29	700,000	732,747
Twin River Worldwide Holdings, Inc. (C)	6.750	06-01-27	432,000	450,360
Wyndham Destinations, Inc.	5.400	04-01-24	406,000	427,315
Internet and direct marketing retail 0.4%
Amazon.com, Inc.	3.150	08-22-27	1,510,000	1,586,291
Amazon.com, Inc.	4.050	08-22-47	850,000	965,905
Expedia Group, Inc.	3.800	02-15-28	1,305,000	1,339,477
Expedia Group, Inc.	5.000	02-15-26	1,240,000	1,363,143
GrubHub Holdings, Inc. (C)	5.500	07-01-27	50,000	51,313
QVC, Inc.	4.375	03-15-23	565,000	580,089
QVC, Inc.	5.125	07-02-22	580,000	607,820
QVC, Inc.	5.450	08-15-34	630,000	619,229
Multiline retail 0.1%
Dollar Tree, Inc.	4.200	05-15-28	1,615,000	1,681,672

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND 7

	Rate (%)	Maturity date	Par value^	Value
Consumer staples 0.3%				$6,342,110

Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	770,000	847,210
Constellation Brands, Inc.	3.200	02-15-23	685,000	699,400
Keurig Dr Pepper, Inc.	3.551	05-25-21	1,225,000	1,247,893
Food and staples retailing 0.0%
Alimentation Couche-Tard, Inc. (C)	2.700	07-26-22	605,000	605,256
Simmons Foods, Inc. (C)	5.750	11-01-24	410,000	375,150
Food products 0.1%
Conagra Brands, Inc.	3.800	10-22-21	506,000	519,905
Kraft Heinz Foods Company (C)	4.875	02-15-25	525,000	541,724
Post Holdings, Inc. (C)	5.500	12-15-29	334,000	337,758
Personal products 0.1%
Natura Cosmeticos SA (C)	5.375	02-01-23	840,000	876,758
Walnut Bidco PLC (C)	9.125	08-01-24	285,000	291,056
Energy 2.1%				41,118,830

Energy equipment and services 0.2%
Archrock Partners LP	6.000	10-01-22	650,000	658,938
CSI Compressco LP	7.250	08-15-22	842,000	757,800
CSI Compressco LP (C)	7.500	04-01-25	728,000	724,360
Inkia Energy, Ltd. (C)	5.875	11-09-27	220,000	229,020
Tervita Corp. (C)	7.625	12-01-21	505,000	515,100
Oil, gas and consumable fuels 1.9%
Andeavor Logistics LP	4.250	12-01-27	380,000	397,854
Andeavor Logistics LP	5.250	01-15-25	300,000	317,294
Andeavor Logistics LP	6.375	05-01-24	560,000	586,600
Antero Midstream Partners LP	5.375	09-15-24	610,000	587,125
Cheniere Corpus Christi Holdings LLC	5.125	06-30-27	1,267,000	1,379,320
Chesapeake Energy Corp.	7.500	10-01-26	418,000	328,130
Cimarex Energy Company	4.375	06-01-24	540,000	569,386
Colorado Interstate Gas Company LLC (C)	4.150	08-15-26	487,000	505,150
Columbia Pipeline Group, Inc.	4.500	06-01-25	476,000	511,299
Continental Resources, Inc.	5.000	09-15-22	1,409,000	1,423,464
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (D)	7.375	12-15-22	1,158,000	1,140,005
DCP Midstream Operating LP	5.125	05-15-29	255,000	262,650
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (C)	5.850	05-21-43	1,085,000	1,019,900
Diamondback Energy, Inc. (C)	4.750	11-01-24	440,000	451,968
Enable Midstream Partners LP	3.900	05-15-24	813,000	831,819
Enable Midstream Partners LP	4.950	05-15-28	990,000	1,025,798
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	850,000	843,094
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	750,000	780,533
Energy Transfer Operating LP	4.200	04-15-27	329,000	342,941
Energy Transfer Operating LP	4.250	03-15-23	1,070,000	1,116,242
Energy Transfer Operating LP	5.150	03-15-45	665,000	688,288
Energy Transfer Operating LP	5.875	01-15-24	460,000	510,661
Energy Transfer Partners LP	5.875	03-01-22	230,000	246,062
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	1,376,000	1,358,057
Husky Energy, Inc.	3.950	04-15-22	742,000	766,995
Kinder Morgan Energy Partners LP	7.750	03-15-32	525,000	710,271
Kinder Morgan, Inc.	3.150	01-15-23	440,000	447,735
MPLX LP	4.000	03-15-28	770,000	795,510
MPLX LP	4.800	02-15-29	415,000	453,558

8 JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (D)	6.875	02-15-23	1,942,000	$1,942,000
Murphy Oil Corp.	5.750	08-15-25	419,000	429,475
Newfield Exploration Company	5.625	07-01-24	685,000	755,667
ONEOK Partners LP	5.000	09-15-23	375,000	404,538
Parsley Energy LLC (C)	5.625	10-15-27	575,000	593,688
Petrobras Global Finance BV	5.750	02-01-29	404,000	434,502
Petrobras Global Finance BV	6.900	03-19-49	450,000	505,733
Petrobras Global Finance BV	7.375	01-17-27	1,270,000	1,503,248
Petroleos Mexicanos	4.875	01-24-22	710,000	717,100
Petroleos Mexicanos	5.375	03-13-22	260,000	264,810
Sabine Pass Liquefaction LLC	4.200	03-15-28	611,000	638,784
Sabine Pass Liquefaction LLC	5.000	03-15-27	570,000	621,461
Sabine Pass Liquefaction LLC	5.750	05-15-24	590,000	654,855
Sabine Pass Liquefaction LLC	5.875	06-30-26	350,000	398,439
SM Energy Company	6.625	01-15-27	140,000	121,975
Sunoco Logistics Partners Operations LP	3.900	07-15-26	960,000	983,802
Sunoco Logistics Partners Operations LP	5.400	10-01-47	580,000	616,777
Tallgrass Energy Partners LP (C)	4.750	10-01-23	557,000	563,277
Targa Resources Partners LP	5.875	04-15-26	540,000	570,213
Teekay Offshore Partners LP (C)	8.500	07-15-23	545,000	542,286
The Williams Companies, Inc.	3.700	01-15-23	660,000	681,753
The Williams Companies, Inc.	3.750	06-15-27	945,000	973,323
The Williams Companies, Inc.	4.550	06-24-24	1,210,000	1,297,876
The Williams Companies, Inc.	5.750	06-24-44	720,000	836,848
WPX Energy, Inc.	5.250	09-15-24	220,000	221,100
YPF SA (C)	8.500	07-28-25	565,000	562,373
Financials 4.6%				90,878,955

Banks 2.6%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (C)(D)	6.750	06-15-26	330,000	363,825
Banco Santander SA	4.379	04-12-28	800,000	854,965
Bank of America Corp.	3.950	04-21-25	990,000	1,037,607
Bank of America Corp.	4.200	08-26-24	365,000	387,680
Bank of America Corp.	4.450	03-03-26	1,110,000	1,193,296
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (D)	6.300	03-10-26	1,440,000	1,612,800
Barclays Bank PLC (C)	10.179	06-12-21	345,000	388,645
Barclays PLC	4.375	01-12-26	670,000	693,961
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (D)	7.750	09-15-23	670,000	682,563
BPCE SA (C)	4.500	03-15-25	730,000	768,016
BPCE SA (C)	5.700	10-22-23	900,000	985,990
Citigroup, Inc.	2.350	08-02-21	1,135,000	1,134,509
Citigroup, Inc.	4.600	03-09-26	1,357,000	1,465,188
Citigroup, Inc.	5.500	09-13-25	410,000	462,016
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (D)	6.250	08-15-26	1,080,000	1,205,550
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (C)(D)	7.875	01-23-24	605,000	667,386
Danske Bank A/S (C)	5.000	01-12-22	695,000	728,190
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (D)	5.100	06-30-23	665,000	658,988
Freedom Mortgage Corp. (C)	8.125	11-15-24	630,000	548,100
Freedom Mortgage Corp. (C)	8.250	04-15-25	250,000	218,125
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%)	3.950	05-18-24	1,210,000	1,260,248
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (D)	6.375	09-17-24	255,000	265,103

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND 9

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (D)	6.875	06-01-21	775,000	$808,325
Huntington Bancshares, Inc.	2.625	08-06-24	1,280,000	1,278,531
ING Bank NV (C)	5.800	09-25-23	895,000	988,567
ING Groep NV	3.550	04-09-24	717,000	742,581
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (D)	6.500	04-16-25	210,000	219,345
JPMorgan Chase & Co.	2.400	06-07-21	1,255,000	1,256,546
JPMorgan Chase & Co.	3.200	06-15-26	985,000	1,014,094
JPMorgan Chase & Co. (3.514% to 6-18-21, then 3 month LIBOR + 0.610%)	3.514	06-18-22	1,750,000	1,783,557
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (D)	6.750	02-01-24	1,065,000	1,181,293
Lloyds Banking Group PLC	4.450	05-08-25	1,800,000	1,906,602
Lloyds Banking Group PLC (6.750% to 6-27-26, then 5 Year CMT + 4.815%) (D)	6.750	06-27-26	256,000	263,040
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (D)	7.500	06-27-24	750,000	786,113
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (D)	5.125	11-01-26	765,000	791,775
Manufacturers & Traders Trust Company (3 month LIBOR + 0.640%) (B)	3.160	12-01-21	490,000	489,368
Mitsubishi UFJ Financial Group, Inc.	3.218	03-07-22	1,720,000	1,749,923
PNC Bank NA	2.450	07-28-22	1,410,000	1,419,327
Regions Financial Corp.	2.750	08-14-22	1,300,000	1,308,766
Santander Holdings USA, Inc.	3.400	01-18-23	640,000	650,044
Santander Holdings USA, Inc.	3.500	06-07-24	1,332,000	1,351,035
Santander Holdings USA, Inc.	3.700	03-28-22	1,125,000	1,150,006
Santander Holdings USA, Inc.	4.450	12-03-21	812,000	841,728
Santander UK Group Holdings PLC (C)	4.750	09-15-25	700,000	724,662
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (C)(D)	7.375	09-13-21	700,000	728,875
SunTrust Bank	2.450	08-01-22	1,125,000	1,126,265
The PNC Financial Services Group, Inc.	3.500	01-23-24	588,000	615,450
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (D)	4.850	06-01-23	615,000	623,893
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (D)	6.750	08-01-21	1,435,000	1,532,365
The Royal Bank of Scotland Group PLC	3.875	09-12-23	1,125,000	1,146,121
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (D)	8.625	08-15-21	1,561,000	1,660,514
The Toronto-Dominion Bank	3.250	03-11-24	935,000	968,292
Wells Fargo & Company (3 month LIBOR + 3.770%) (B)(D)	6.180	09-15-19	667,000	671,169
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (D)	5.875	06-15-25	2,075,000	2,272,125
Capital markets 0.5%
Ares Capital Corp.	3.625	01-19-22	435,000	438,962
Cantor Fitzgerald LP (C)	4.875	05-01-24	970,000	1,012,103
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (C)(D)	7.500	12-11-23	450,000	496,350
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (C)(D)	7.500	07-17-23	700,000	743,750
FS KKR Capital Corp.	4.250	01-15-20	640,000	642,490
Lazard Group LLC	4.375	03-11-29	570,000	608,297
Macquarie Bank, Ltd. (C)	4.875	06-10-25	960,000	1,024,672
Morgan Stanley	3.875	01-27-26	670,000	709,415
Stifel Financial Corp.	4.250	07-18-24	545,000	571,423
The Goldman Sachs Group, Inc.	3.850	01-26-27	1,806,000	1,895,252
UBS Group Funding Switzerland AG (2.859% to 8-15-22, then 3 month LIBOR + 0.954%) (C)	2.859	08-15-23	1,300,000	1,307,136

UBS Group Funding Switzerland AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (C)(D)	7.000	01-31-24	718,000	757,490

10 JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance 0.5%
Ally Financial, Inc.	5.125	09-30-24	1,365,000	$1,494,675
American Express Company	2.500	08-01-22	1,245,000	1,249,467
Capital One Financial Corp.	3.450	04-30-21	1,125,000	1,141,750
Capital One Financial Corp.	3.500	06-15-23	545,000	562,782
Capital One Financial Corp.	3.900	01-29-24	575,000	605,861
Credit Acceptance Corp.	6.125	02-15-21	590,000	591,475
Credito Real SAB de CV (C)	7.250	07-20-23	450,000	471,938
Credito Real SAB de CV (9.125% to 11-29-22, then 5 Year CMT + 7.026%) (C)(D)	9.125	11-19-22	510,000	517,655
Discover Financial Services	3.950	11-06-24	1,090,000	1,148,192
Discover Financial Services	4.100	02-09-27	293,000	309,552
Enova International, Inc. (C)	8.500	09-01-24	142,000	137,030
Enova International, Inc. (C)	8.500	09-15-25	655,000	630,438
Springleaf Finance Corp.	6.875	03-15-25	260,000	290,831
Synchrony Financial	2.850	07-25-22	300,000	300,187
Diversified financial services 0.3%
Allied Universal Holdco LLC (C)	6.625	07-15-26	156,000	163,020
ASP AMC Merger Sub, Inc. (C)	8.000	05-15-25	485,000	329,800
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (C)	6.125	11-30-21	50,889	50,991
Gogo Intermediate Holdings LLC (C)	9.875	05-01-24	478,000	493,549
Jefferies Financial Group, Inc.	5.500	10-18-23	945,000	1,022,574
Jefferies Group LLC	4.150	01-23-30	815,000	807,694
Jefferies Group LLC	4.850	01-15-27	983,000	1,043,376
Refinitiv US Holdings, Inc. (C)	6.250	05-15-26	100,000	107,500
Refinitiv US Holdings, Inc. (C)	8.250	11-15-26	160,000	177,200
Trident Merger Sub, Inc. (C)	6.625	11-01-25	200,000	175,500
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	1,169,000	1,233,131
Insurance 0.6%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	785,000	785,981
AXA SA	8.600	12-15-30	340,000	488,419
Brighthouse Financial, Inc.	3.700	06-22-27	1,370,000	1,330,537
CNO Financial Group, Inc.	5.250	05-30-25	825,000	888,938
CNO Financial Group, Inc.	5.250	05-30-29	315,000	340,988
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR + 3.576%) (C)	7.800	03-07-87	1,011,000	1,273,860
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-66	660,000	765,296
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (C)	9.250	04-08-68	320,000	452,800
Nationstar Mortgage Holdings, Inc. (C)	8.125	07-15-23	375,000	389,531
Nationstar Mortgage Holdings, Inc. (C)	9.125	07-15-26	300,000	314,250
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) (C)	3.622	04-26-23	684,000	693,372
Nationwide Building Society (3.960% to 7-18-29, then 3 month LIBOR + 1.855%) (C)	3.960	07-18-30	585,000	589,621
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (C)	5.100	10-16-44	705,000	756,113
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	1,590,000	1,699,344
Teachers Insurance & Annuity Association of America (C)	4.270	05-15-47	990,000	1,078,982
Thrifts and mortgage finance 0.1%
Ladder Capital Finance Holdings LLLP (C)	5.250	03-15-22	220,000	225,500
Ladder Capital Finance Holdings LLLP (C)	5.250	10-01-25	340,000	348,500
MGIC Investment Corp.	5.750	08-15-23	202,000	219,170
Quicken Loans, Inc. (C)	5.750	05-01-25	865,000	893,216
Radian Group, Inc.	4.500	10-01-24	300,000	308,481

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND 11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Thrifts and mortgage finance (continued)
Stearns Holdings LLC (C)(E)	9.375	08-15-20	279,000	$139,500
Health care 0.8%				16,097,314

Biotechnology 0.1%
Celgene Corp.	3.250	02-20-23	618,000	632,993
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	1,190,000	1,209,710
Health care providers and services 0.4%
Centene Corp. (C)	5.375	06-01-26	625,000	660,156
CVS Health Corp.	5.050	03-25-48	731,000	794,495
DaVita, Inc.	5.000	05-01-25	975,000	955,520
HCA, Inc.	4.125	06-15-29	320,000	327,798
HCA, Inc.	5.250	04-15-25	745,000	821,554
HCA, Inc.	5.250	06-15-26	710,000	788,013
HCA, Inc.	7.500	02-15-22	645,000	714,144
MEDNAX, Inc. (C)	5.250	12-01-23	665,000	663,850
MEDNAX, Inc. (C)	6.250	01-15-27	565,000	560,763
Select Medical Corp. (C)	6.250	08-15-26	320,000	324,800
Select Medical Corp.	6.375	06-01-21	805,000	806,006
Team Health Holdings, Inc. (C)	6.375	02-01-25	150,000	122,250
Universal Health Services, Inc. (C)	4.750	08-01-22	500,000	506,250
Universal Health Services, Inc. (C)	5.000	06-01-26	733,000	764,153
Life sciences tools and services 0.0%
IQVIA, Inc. (C)	4.875	05-15-23	565,000	577,854
Pharmaceuticals 0.3%
Bausch Health Companies, Inc. (C)	6.125	04-15-25	875,000	895,519
Bayer US Finance II LLC (C)	3.500	06-25-21	500,000	507,264
Bristol-Myers Squibb Company (C)	2.900	07-26-24	1,600,000	1,637,413
Catalent Pharma Solutions, Inc. (C)	5.000	07-15-27	155,000	159,263
GlaxoSmithKline Capital PLC	3.000	06-01-24	1,125,000	1,157,396
Teva Pharmaceutical Finance Netherlands III BV	6.750	03-01-28	570,000	510,150
Industrials 1.7%				33,400,338

Aerospace and defense 0.1%
Arconic, Inc.	5.125	10-01-24	791,000	843,435
Huntington Ingalls Industries, Inc. (C)	5.000	11-15-25	897,000	939,159
Kratos Defense & Security Solutions, Inc. (C)	6.500	11-30-25	500,000	534,400
Air freight and logistics 0.0%
XPO Logistics, Inc. (C)	6.500	06-15-22	479,000	486,607
Airlines 0.8%
Air Canada 2013-1 Class A Pass Through Trust (C)	4.125	11-15-26	494,246	516,982
Air Canada 2017-1 Class B Pass Through Trust (C)	3.700	07-15-27	735,225	730,666
American Airlines 2000-1 Pass Through Trust	6.977	11-23-22	125,466	127,586
American Airlines 2013-2 Class A Pass Through Trust	4.950	07-15-24	651,055	681,849
American Airlines 2015-1 Class A Pass Through Trust	3.375	11-01-28	891,890	900,809
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24	466,652	470,852
American Airlines 2016-1 Class A Pass Through Trust	4.100	07-15-29	856,860	891,305
American Airlines 2017-1 Class A Pass Through Trust	4.000	08-15-30	576,000	595,526
American Airlines 2017-1 Class AA Pass Through Trust	3.650	08-15-30	657,000	682,952
American Airlines 2017-2 Class A Pass Through Trust	3.600	04-15-31	373,622	365,252
Azul Investments LLP (C)	5.875	10-26-24	740,000	748,332
British Airways 2013-1 Class A Pass Through Trust (C)	4.625	06-20-24	637,513	669,771
British Airways 2013-1 Class B Pass Through Trust (C)	5.625	12-20-21	79,723	80,481

12 JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
British Airways 2018-1 Class A Pass Through Trust (C)	4.125	03-20-33	350,202	$366,696
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	10-19-23	373,238	394,550
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	07-02-24	273,722	293,539
Delta Air Lines, Inc.	3.625	03-15-22	1,075,000	1,096,285
Delta Air Lines, Inc.	3.800	04-19-23	772,000	796,628
Delta Air Lines, Inc.	4.375	04-19-28	850,000	891,672
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	05-01-21	133,072	133,897
United Airlines 2014-2 Class A Pass Through Trust	3.750	03-03-28	917,651	953,256
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24	506,420	520,347
United Airlines 2016-1 Class A Pass Through Trust	3.450	01-07-30	679,798	691,354
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	984,826	989,652
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	230,029	237,528
United Airlines 2019-1 Class A Pass Through Trust	4.550	02-25-33	670,000	721,523
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	183,740	199,726
US Airways 2012-1 Class A Pass Through Trust	5.900	04-01-26	390,340	426,485
Building products 0.1%
Owens Corning	3.950	08-15-29	585,000	583,930
Owens Corning	4.200	12-15-22	380,000	398,094
Commercial services and supplies 0.1%
Clean Harbors, Inc. (C)	4.875	07-15-27	120,000	123,734
LSC Communications, Inc. (C)	8.750	10-15-23	766,000	584,075
Prime Security Services Borrower LLC (C)	9.250	05-15-23	158,000	165,999
Construction and engineering 0.1%
AECOM	5.125	03-15-27	920,000	963,700
Tutor Perini Corp. (C)	6.875	05-01-25	200,000	196,250
Industrial conglomerates 0.1%
3M Company	3.250	02-14-24	970,000	1,011,433
General Electric Company	5.550	01-05-26	1,095,000	1,228,654
Machinery 0.0%
Harsco Corp. (C)	5.750	07-31-27	200,000	206,000
Professional services 0.1%
IHS Markit, Ltd. (C)	4.000	03-01-26	955,000	993,105
IHS Markit, Ltd. (C)	4.750	02-15-25	310,000	332,754
IHS Markit, Ltd.	4.750	08-01-28	538,000	594,549
IHS Markit, Ltd. (C)	5.000	11-01-22	380,000	401,942
Trading companies and distributors 0.3%
AerCap Ireland Capital DAC	4.625	10-30-20	960,000	982,935
AerCap Ireland Capital DAC	5.000	10-01-21	855,000	894,795
Ahern Rentals, Inc. (C)	7.375	05-15-23	885,000	765,525
Aircastle, Ltd.	4.400	09-25-23	425,000	441,848
Aircastle, Ltd.	5.500	02-15-22	415,000	439,641
Ashtead Capital, Inc. (C)	4.375	08-15-27	840,000	844,200
Avolon Holdings Funding, Ltd. (C)	5.125	10-01-23	550,000	584,430
H&E Equipment Services, Inc.	5.625	09-01-25	307,000	315,443
United Rentals North America, Inc.	4.875	01-15-28	750,000	765,000
United Rentals North America, Inc.	5.500	07-15-25	580,000	603,200
Information technology 1.7%				33,790,222

Communications equipment 0.2%
CommScope, Inc. (C)	8.250	03-01-27	925,000	911,125
Motorola Solutions, Inc.	4.600	02-23-28	1,243,000	1,308,122
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	1,260,000	1,298,115

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND 13

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Electronic equipment, instruments and components 0.1%
Tech Data Corp.	3.700	02-15-22	453,000	$459,231
Tech Data Corp.	4.950	02-15-27	1,355,000	1,421,840
IT services 0.3%
Banff Merger Sub, Inc. (C)	9.750	09-01-26	517,000	462,392
Fiserv, Inc.	2.750	07-01-24	679,000	682,494
Fiserv, Inc.	3.200	07-01-26	1,035,000	1,058,052
IBM Corp.	2.850	05-13-22	2,385,000	2,416,963
Tempo Acquisition LLC (C)	6.750	06-01-25	261,000	269,156
VeriSign, Inc.	4.750	07-15-27	340,000	357,656
VeriSign, Inc.	5.250	04-01-25	565,000	610,200
Semiconductors and semiconductor equipment 0.8%
Advanced Micro Devices, Inc.	7.000	07-01-24	416,000	433,680
Broadcom Corp.	3.875	01-15-27	2,005,000	1,957,097
KLA Corp.	4.100	03-15-29	646,000	694,659
Lam Research Corp.	3.750	03-15-26	815,000	861,627
Lam Research Corp.	4.875	03-15-49	673,000	765,022
Marvell Technology Group, Ltd.	4.875	06-22-28	1,000,000	1,082,377
Microchip Technology, Inc.	3.922	06-01-21	570,000	579,927
Microchip Technology, Inc.	4.333	06-01-23	1,710,000	1,777,246
Micron Technology, Inc.	4.185	02-15-27	1,910,000	1,931,124
Micron Technology, Inc.	4.975	02-06-26	447,000	475,732
Micron Technology, Inc.	5.327	02-06-29	1,632,000	1,736,242
NXP BV (C)	3.875	06-18-26	600,000	616,024
NXP BV (C)	4.625	06-01-23	1,485,000	1,568,149
NXP BV (C)	4.875	03-01-24	680,000	729,228
Qorvo, Inc.	5.500	07-15-26	260,000	273,858
Software 0.0%
Microsoft Corp.	4.450	11-03-45	825,000	996,219
Technology hardware, storage and peripherals 0.3%
Dell International LLC (C)	4.900	10-01-26	1,150,000	1,201,070
Dell International LLC (C)	5.300	10-01-29	1,174,000	1,248,451
Dell International LLC (C)	6.020	06-15-26	785,000	867,455
Dell International LLC (C)	8.350	07-15-46	1,413,000	1,800,426
Seagate HDD Cayman	4.750	01-01-25	930,000	939,263
Materials 0.5%				9,580,826

Chemicals 0.2%
Braskem Netherlands Finance BV (C)	4.500	01-10-28	785,000	792,615
Cydsa SAB de CV (C)	6.250	10-04-27	665,000	667,500
Mexichem SAB de CV (C)	5.500	01-15-48	835,000	839,175
Syngenta Finance NV (C)	4.441	04-24-23	1,000,000	1,045,757
Syngenta Finance NV (C)	5.676	04-24-48	365,000	364,353
The Chemours Company	6.625	05-15-23	954,000	958,179
Construction materials 0.0%
Cemex SAB de CV (C)	6.125	05-05-25	580,000	600,590
U.S. Concrete, Inc.	6.375	06-01-24	300,000	312,000
Containers and packaging 0.1%
Ardagh Packaging Finance PLC (C)	6.000	02-15-25	685,000	707,263
Klabin Finance SA (C)	4.875	09-19-27	705,000	716,280
Metals and mining 0.1%
Anglo American Capital PLC (C)	4.750	04-10-27	625,000	662,646
Commercial Metals Company	5.375	07-15-27	231,000	232,155

14 JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
First Quantum Minerals, Ltd. (C)	6.875	03-01-26	450,000	$425,250
First Quantum Minerals, Ltd. (C)	7.500	04-01-25	350,000	342,563
Paper and forest products 0.1%
Norbord, Inc. (C)	6.250	04-15-23	550,000	583,000
Suzano Austria GmbH (C)	6.000	01-15-29	300,000	331,500
Real estate 0.3%				6,655,574

Equity real estate investment trusts 0.3%
American Homes 4 Rent LP	4.250	02-15-28	765,000	800,514
American Tower Corp.	3.550	07-15-27	1,228,000	1,262,439
American Tower Corp.	3.800	08-15-29	545,000	565,411
American Tower Corp.	4.700	03-15-22	550,000	581,097
Equinix, Inc.	5.375	05-15-27	488,000	523,844
SBA Tower Trust (C)	3.722	04-09-48	1,137,000	1,163,826
The GEO Group, Inc.	6.000	04-15-26	146,000	119,720
Ventas Realty LP	3.500	02-01-25	655,000	679,498
VEREIT Operating Partnership LP	4.600	02-06-24	900,000	959,225
Utilities 0.5%				9,299,677

Electric utilities 0.2%
ABY Transmision Sur SA (C)	6.875	04-30-43	516,600	619,920
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (C)(D)	5.250	01-29-23	1,205,000	1,232,113
Emera US Finance LP	3.550	06-15-26	420,000	432,423
Empresa Electrica Angamos SA (C)	4.875	05-25-29	469,530	492,978
Instituto Costarricense de Electricidad (C)	6.375	05-15-43	515,000	432,605
Vistra Operations Company LLC (C)	4.300	07-15-29	935,000	940,582
Gas utilities 0.1%
AmeriGas Partners LP	5.500	05-20-25	680,000	714,000
Independent power and renewable electricity producers 0.2%
Clearway Energy Operating LLC	5.375	08-15-24	679,000	695,194
Greenko Dutch BV (C)	4.875	07-24-22	740,000	742,087
Greenko Dutch BV (C)	5.250	07-24-24	375,000	375,683
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	1,235,000	1,293,367
NextEra Energy Operating Partners LP (C)	4.500	09-15-27	255,000	256,201
NRG Energy, Inc. (C)	3.750	06-15-24	525,000	537,492
Multi-utilities 0.0%
CenterPoint Energy, Inc.	2.500	09-01-22	535,000	535,032
Capital preferred securities 0.0%				$141,050
(Cost $157,058)
Financials 0.0%				141,050

Capital markets 0.0%
State Street Corp. (3 month LIBOR + 1.000%) (B)	3.410	06-01-77	182,000	141,050
Term loans (F) 0.0%				$857,991
(Cost $872,475)
Financials 0.0%				195,242

Capital markets 0.0%
LSF9 Atlantis Holdings LLC, 2017 Term Loan (1 month LIBOR + 6.000%)	8.360	05-01-23	209,000	195,242

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND 15

	Rate (%)	Maturity date	Par value^	Value
Health care 0.0%				$662,749

Health care providers and services 0.0%
Concentra, Inc., 2018 2nd Lien Term Loan (3 month LIBOR + 6.500%)	8.960	06-01-23	659,997	662,749
Collateralized mortgage obligations 2.3%				$46,077,923
(Cost $46,310,252)
Commercial and residential 1.8%				35,698,109

Angel Oak Mortgage Trust I LLC
Series 2018-1, Class A1 (C)(G)	3.258	04-27-48	153,281	153,824
Series 2018-3, Class A1 (C)(G)	3.649	09-25-48	421,631	425,952
AOA Mortgage Trust
Series 2015-1177, Class C (C)(G)	3.010	12-13-29	290,000	290,574
Arroyo Mortgage Trust
Series 2018-1, Class A1 (C)(G)	3.763	04-25-48	1,500,754	1,532,903
Series 2019-2, Class A1 (C)(G)	3.347	04-25-49	1,177,162	1,189,290
Series 2019-3, Class A1 (C)(G)	2.962	10-25-48	665,000	664,352
BBCMS Mortgage Trust
Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (B)(C)	3.296	03-15-37	615,000	614,804
Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (B)(C)	4.762	03-15-37	500,000	502,189
BBCMS Trust
Series 2015-MSQ, Class D (C)(G)	3.990	09-15-32	385,000	390,294
Series 2015-SRCH, Class D (C)(G)	4.957	08-10-35	840,000	913,771
BENCHMARK Mortgage Trust
Series 2019-B10, Class A2	3.614	03-15-62	926,000	974,818
Series 2019-B11, Class A2	3.410	05-15-52	710,000	743,449
Series 2019-B12, Class A2	3.001	08-15-52	905,000	931,816
Bunker Hill Loan Depositary Trust
Series 2019-1, Class A1 (C)	3.613	10-26-48	152,944	154,497
BWAY Mortgage Trust
Series 2015-1740, Class XA IO (C)	0.896	01-10-35	7,015,000	155,990
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (B)(C)	3.646	03-15-37	480,000	481,196
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (B)(C)	4.075	12-15-37	230,000	231,583
CGBAM Commercial Mortgage Trust
Series 2015-SMRT, Class F (C)(G)	3.786	04-10-28	185,000	185,887
CGDBB Commercial Mortgage Trust
Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) (B)(C)	4.475	07-15-32	480,000	480,300
CHT Mortgage Trust
Series 2017-CSMO, Class D (1 month LIBOR + 2.250%) (B)(C)	4.575	11-15-36	835,000	837,608
Citigroup Commercial Mortgage Trust
Series 2017-1500, Class E (1 month LIBOR + 2.500%) (B)(C)	4.825	07-15-32	260,000	261,318
CLNS Trust
Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) (B)(C)	3.469	06-11-32	370,000	369,994
COLT Mortgage Loan Trust
Series 2018-2, Class A1 (C)(G)	3.470	07-27-48	122,877	123,076
Series 2019-2, Class A1 (C)(G)	3.337	05-25-49	576,333	583,725
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.640	08-15-45	3,836,091	153,251
Series 2012-CR3 Class XA IO	1.865	10-15-45	5,505,145	268,359
Series 2014-CR15, Class XA IO	0.945	02-10-47	5,777,479	196,018
Series 2014-CR20, Class A3	3.326	11-10-47	1,305,000	1,359,595
Series 2016-CR28, Class A3	3.495	02-10-49	350,000	369,199
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.447	05-10-51	9,688,302	339,836
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (C)(G)	4.394	08-10-30	880,000	920,529
Series 2013-LC13, Class B (C)(G)	5.009	08-10-46	220,000	236,969
Series 2017-PANW, Class A (C)	3.244	10-10-29	305,000	314,506

16 JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Core Industrial Trust
Series 2015-CALW, Class XA IO (C)	0.810	02-10-34	6,830,434	$115,452
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (B)(C)	3.925	05-15-36	1,580,000	1,589,190
Galton Funding Mortgage Trust
Series 2018-1, Class A43 (C)(G)	3.500	11-25-57	346,008	348,016
GCAT LLC
Series 2019-NQM1, Class A1 (C)	2.985	02-25-59	1,164,575	1,167,421
Great Wolf Trust
Series 2017-WOLF, Class E (1 month LIBOR + 3.100%) (B)(C)	5.425	09-15-34	210,000	210,128
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO	2.169	05-10-45	5,470,160	198,743
Series 2015-590M, Class C (C)(G)	3.805	10-10-35	320,000	329,642
Series 2016-RENT, Class D (C)(G)	4.067	02-10-29	630,000	636,199
Series 2017-485L, Class C (C)(G)	3.982	02-10-37	250,000	257,704
Series 2017-500K, Class F (1 month LIBOR + 1.800%) (B)(C)	4.125	07-15-32	215,000	215,721
Series 2017-500K, Class G (1 month LIBOR + 2.500%) (B)(C)	4.825	07-15-32	120,000	118,991
Series 2019-GC39, Class A2	3.457	05-10-52	1,035,000	1,085,104
Series 2019-GC40, Class A2	2.971	07-10-52	845,000	868,354
Hilton Orlando Trust
Series 2018-ORL, Class D (1 month LIBOR + 1.700%) (B)(C)	4.025	12-15-34	250,000	250,465
Hudsons Bay Simon JV Trust
Series 2015-HBFL, Class DFL (1 month LIBOR + 3.900%) (B)(C)	6.330	08-05-34	210,000	209,788
IMT Trust
Series 2017-APTS, Class AFX (C)	3.478	06-15-34	330,000	344,453
Series 2017-APTS, Class CFX (C)(G)	3.497	06-15-34	400,000	406,185
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	1.091	07-25-35	3,503,603	134,561
Series 2005-AR8, Class AX2 IO	1.110	05-25-35	3,594,755	181,115
Irvine Core Office Trust
Series 2013-IRV, Class A2 (C)(G)	3.173	05-15-48	1,370,000	1,410,307
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (C)	1.431	07-05-32	6,083,500	225,154
Series 2015-MAR7, Class C (C)	4.490	06-05-32	425,000	432,963
Series 2018-PHH, Class A (1 month LIBOR + 0.910%) (B)(C)	3.235	06-15-35	411,861	412,113
KNDL Mortgage Trust
Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (B)(C)	3.675	05-15-36	350,000	350,438
Morgan Stanley Capital I Trust
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (B)(C)	3.725	11-15-34	850,000	852,128
MSCG Trust
Series 2016-SNR, Class D (C)	6.550	11-15-34	514,250	526,327
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (C)(G)	3.790	11-15-32	240,000	244,782
Series 2018-ALXA, Class C (C)(G)	4.316	01-15-43	380,000	412,284
One Market Plaza Trust
Series 2017-1MKT, Class D (C)	4.146	02-10-32	240,000	248,935
Seasoned Credit Risk Transfer Trust
Series 2019-2, Class MA	3.500	08-25-58	1,122,683	1,164,858
Starwood Mortgage Residential Trust
Series 2018-IMC1, Class A1 (C)(G)	3.793	03-25-48	254,735	258,379
Verus Securitization Trust
Series 2018-3, Class A1 (C)(G)	4.108	10-25-58	915,637	927,922
VNDO Mortgage Trust
Series 2013-PENN, Class D (C)(G)	3.947	12-13-29	844,000	850,762
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (C)(G)	2.710	03-18-28	690,000	687,108
Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (B)(C)	3.975	12-15-34	295,000	294,002
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (C)	1.903	11-15-45	4,442,249	224,051
Series 2013-C16, Class B (G)	5.026	09-15-46	145,000	156,892

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND 17

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency 0.5%				$10,379,814

Federal Home Loan Mortgage Corp.
Series K005, Class AX IO	1.345	11-25-19	4,175,828	1,394
Series K017, Class X1 IO	1.298	12-25-21	4,962,117	123,972
Series K021, Class X1 IO	1.433	06-25-22	289,731	10,232
Series K022, Class X1 IO	1.222	07-25-22	10,509,663	319,450
Series KIR3, Class A1	3.038	08-25-27	1,420,000	1,473,297
Government National Mortgage Association
Series 2012-114, Class IO	0.767	01-16-53	2,370,406	108,053
Series 2016-174, Class IO	0.914	11-16-56	4,566,201	347,276
Series 2017-109, Class IO	0.610	04-16-57	6,060,393	318,409
Series 2017-124, Class IO	0.706	01-16-59	7,389,347	474,784
Series 2017-135, Class IO	0.838	10-16-58	4,843,540	320,677
Series 2017-140, Class IO	0.609	02-16-59	4,241,107	244,808
Series 2017-159, Class IO	0.545	06-16-59	5,930,796	307,764
Series 2017-169, Class IO	0.733	01-16-60	10,123,405	635,582
Series 2017-20, Class IO	0.747	12-16-58	7,023,608	431,118
Series 2017-22, Class IO	1.022	12-16-57	3,140,871	271,654
Series 2017-41, Class IO	0.793	07-16-58	5,403,474	367,270
Series 2017-46, Class IO	0.620	11-16-57	6,843,193	394,573
Series 2017-61, Class IO	0.769	05-16-59	3,205,384	224,962
Series 2018-081, Class IO	0.448	01-16-60	10,823,513	569,343
Series 2018-158, Class IO	0.727	05-16-61	6,670,696	504,602
Series 2018-35, Class IO	0.526	03-16-60	7,171,888	393,331
Series 2018-43, Class IO	0.576	05-16-60	11,231,205	633,430
Series 2018-68, Class IO	0.478	01-16-60	12,395,006	621,867
Series 2018-69, Class IO	0.536	04-16-60	11,010,597	640,643
Series 2018-9, Class IO	0.558	01-16-60	11,638,086	641,323
Asset backed securities 4.1%				$81,993,644
(Cost $81,052,066)
Asset backed securities 4.1%				81,993,644

AccessLex Institute
Series 2005-1, Class A4 (3 month LIBOR + 0.210%) (B)	2.553	06-22-37	391,784	377,006
Series 2006-1, Class A3 (3 month LIBOR + 0.200%) (B)	2.721	08-25-37	1,573,331	1,531,023
Series 2007-A, Class A3 (3 month LIBOR + 0.300%) (B)	2.821	05-25-36	608,976	600,071
Ally Master Owner Trust
Series 2018-1, Class A2	2.700	01-17-23	2,125,000	2,136,886
Americredit Automobile Receivables Trust
Series 2018-2, Class C	3.590	06-18-24	485,000	497,204
Series 2018-3, Class C	3.740	10-18-24	395,000	407,794
Applebee’s Funding LLC
Series 2019-1A, Class A2I (C)	4.194	06-07-49	1,004,000	1,018,699
Arby’s Funding LLC
Series 2015-1A, Class A2 (C)	4.969	10-30-45	1,188,688	1,216,954
Avis Budget Rental Car Funding AESOP LLC
Series 2019-1A, Class A (C)	3.450	03-20-23	534,000	545,626
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (C)	3.280	09-26-33	550,741	557,818
Capital One Multi-Asset Execution Trust
Series 2016-A5, Class A5	1.660	06-17-24	1,600,000	1,585,679
Citibank Credit Card Issuance Trust
Series 2018-A1, Class A1	2.490	01-20-23	2,600,000	2,613,020
CLI Funding LLC
Series 2018-1A, Class A (C)	4.030	04-18-43	1,409,342	1,436,006
CNH Equipment Trust
Series 2017-C, Class A3	2.080	02-15-23	680,000	679,081
Series 2018-B, Class A3	3.190	11-15-23	1,050,000	1,066,321

18 JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Coinstar Funding LLC
Series 2017-1A, Class A2 (C)	5.216	04-25-47	1,060,588	$1,082,679
Collegiate Funding Services Education Loan Trust
Series 2005-A, Class A4 (3 month LIBOR + 0.200%) (B)	2.530	03-28-35	555,000	536,600
CWABS Asset-Backed Certificates Trust
Series 2004-10, Class AF5B	4.570	02-25-35	147,719	147,897
DB Master Finance LLC
Series 2017-1A, Class A2I (C)	3.629	11-20-47	391,045	396,363
Series 2017-1A, Class A2II (C)	4.030	11-20-47	438,325	444,532
Series 2019-1A, Class A2I (C)	3.787	05-20-49	2,185,000	2,235,911
DLL LLC
Series 2018-ST2, Class A3 (C)	3.460	01-20-22	705,000	713,555
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (C)	4.118	07-25-47	1,332,800	1,382,660
Driven Brands Funding LLC
Series 2015-1A, Class A2 (C)	5.216	07-20-45	1,284,938	1,324,783
Enterprise Fleet Financing LLC
Series 2018-3, Class A2 (C)	3.380	05-20-24	968,000	978,556
Evergreen Credit Card Trust
Series 2018-1, Class A (C)	2.950	03-15-23	1,200,000	1,213,916
FOCUS Brands Funding LLC
Series 2017-1A, Class A2I (C)	3.857	04-30-47	371,450	381,821
Ford Credit Auto Owner Trust
Series 2017-B, Class A4	1.870	09-15-22	295,000	293,460
Series 2017-C, Class A4	2.160	03-15-23	715,000	714,681
Series 2018-B, Class A3	3.240	04-15-23	1,023,000	1,041,567
Ford Credit Floorplan Master Owner Trust
Series 2017-2, Class A1	2.160	09-15-22	1,275,000	1,273,187
Series 2018-3, Class A1	3.520	10-15-23	1,800,000	1,845,078
Series 2019-2, Class A	3.320	04-15-26	526,000	542,041
GMF Floorplan Owner Revolving Trust
Series 2019-2, Class A (C)	2.900	04-15-26	1,225,000	1,247,644
Goal Capital Funding Trust
Series 2005-2, Class A4 (3 month LIBOR + 0.200%) (B)	2.721	08-25-44	2,568,000	2,504,572
Golden Credit Card Trust
Series 2018-1A, Class A (C)	2.620	01-15-23	1,385,000	1,392,444
Hilton Grand Vacations Trust
Series 2017-AA, Class A (C)	2.660	12-26-28	910,436	912,756
Series 2018-AA, Class A (C)	3.540	02-25-32	440,334	452,023
Honda Auto Receivables Owner Trust
Series 2017-2, Class A4	1.870	09-15-23	320,000	318,385
Series 2017-3, Class A4	1.980	11-20-23	380,000	378,574
Hyundai Auto Receivables Trust
Series 2018-B, Class A3	3.480	12-15-22	639,000	649,723
Jack In The Box Funding LLC
Series 2019-1A, Class A23 (C)	4.970	08-25-49	445,000	443,971
Series 2019-1A, Class A2I (C)	3.982	08-25-49	445,000	448,169
KeyCorp Student Loan Trust
Series 2004-A, Class 1A2 (3 month LIBOR + 0.240%) (B)	2.496	10-27-42	551,190	531,077
MelTel Land Funding LLC
Series 2019-1A, Class A (C)	3.768	04-15-49	505,000	513,036
Mill City Mortgage Loan Trust
Series 2018-3, Class A1 (C)(G)	3.500	08-25-58	440,038	449,166
MMAF Equipment Finance LLC
Series 2017-B, Class A3 (C)	2.210	10-17-22	900,000	898,335
Series 2019-A, Class A3 (C)	3.270	11-13-23	640,000	646,575
MVW Owner Trust
Series 2014-1A, Class A (C)	2.250	09-22-31	56,439	56,201
Series 2015-1A, Class A (C)	2.520	12-20-32	100,765	100,410
Series 2018-1A, Class A (C)	3.450	01-21-36	958,822	983,465

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND 19

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Navient Private Education Loan Trust
Series 2016-AA, Class A2A (C)	3.910	12-15-45	1,131,259	$1,164,098
Nelnet Student Loan Trust
Series 2006-1, Class A6 (3 month LIBOR + 0.450%) (B)(C)	2.974	08-23-36	1,620,000	1,575,930
New Residential Mortgage LLC
Series 2018-FNT1, Class A (C)	3.610	05-25-23	584,987	590,026
Series 2018-FNT2, Class A (C)	3.790	07-25-54	342,461	346,305
NextGear Floorplan Master Owner Trust
Series 2017-1A, Class A2 (C)	2.540	04-18-22	1,005,000	1,004,955
Series 2018-1A, Class A2 (C)	3.220	02-15-23	260,000	262,958
Series 2018-2A, Class A2 (C)	3.690	10-15-23	700,000	718,574
Nissan Auto Receivables Owner Trust
Series 2017-B, Class A4	1.950	10-16-23	835,000	831,647
Series 2018-C, Class A3	3.220	06-15-23	1,532,000	1,562,413
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A (C)	3.193	01-25-23	201,067	201,701
Series 2018-PLS2, Class A (C)	3.265	02-25-23	1,103,549	1,109,169
OneMain Financial Issuance Trust
Series 2016-2A, Class C (C)	5.670	03-20-28	1,751,000	1,770,425
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (C)	4.459	02-15-27	348,000	355,907
PFS Financing Corp.
Series 2018-B, Class A (C)	2.890	02-15-23	875,000	880,587
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	4.934	08-25-35	400,892	410,879
Santander Drive Auto Receivables Trust
Series 2018-2, Class C	3.350	07-17-23	480,000	483,841
Series 2018-3, Class C	3.510	08-15-23	1,125,000	1,136,163
SCF Equipment Leasing LLC
Series 2019-1A, Class A2 (C)	3.230	10-20-24	372,000	376,311
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class A (C)	3.500	06-20-35	283,785	289,938
Series 2019-1A, Class A (C)	3.200	01-20-36	491,820	502,150
SLM Private Credit Student Loan Trust
Series 2006-A, Class A5 (3 month LIBOR + 0.290%) (B)	2.700	06-15-39	276,729	269,015
SMB Private Education Loan Trust
Series 2015-C, Class A2A (C)	2.750	07-15-27	372,048	373,256
Series 2019-B, Class A2A (C)	2.840	06-15-37	1,141,000	1,148,511
Sonic Capital LLC
Series 2016-1A, Class A2 (C)	4.472	05-20-46	372,720	375,418
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-2XS, Class 2A2 (1 month LIBOR + 1.500%) (B)	3.902	02-25-35	126,160	126,717
SunTrust Student Loan Trust
Series 2006-1A, Class A4 (3 month LIBOR + 0.190%) (B)(C)	2.446	10-28-37	1,887,194	1,849,656
Taco Bell Funding LLC
Series 2018-1A, Class A2I (C)	4.318	11-25-48	1,194,995	1,232,195
TAL Advantage V LLC
Series 2014-1A, Class A (C)	3.510	02-22-39	215,417	215,959
Textainer Marine Containers VII, Ltd.
Series 2018-1A, Class A (C)	4.110	07-20-43	48,256	49,297
Towd Point Mortgage Trust
Series 2015-1, Class A5 (C)(G)	3.975	10-25-53	280,000	289,727
Series 2015-2, Class 1M2 (C)(G)	3.789	11-25-60	815,000	834,635
Series 2016-5, Class A1 (C)(G)	2.500	10-25-56	560,936	557,861
Series 2017-1, Class A1 (C)(G)	2.750	10-25-56	311,967	313,213
Series 2017-2, Class A1 (C)(G)	2.750	04-25-57	212,970	213,477
Series 2018-1, Class A1 (C)(G)	3.000	01-25-58	406,941	408,847
Series 2018-3, Class A1 (C)(G)	3.750	05-25-58	592,423	611,737
Series 2018-4, Class A1 (C)(G)	3.000	06-25-58	1,009,604	1,016,402

20 JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2018-5, Class A1A (C)(G)	3.250	07-25-58	257,145	$260,101
Series 2018-6, Class A1A (C)(G)	3.750	03-25-58	1,533,416	1,571,514
Series 2019-1, Class A1 (C)(G)	3.750	03-25-58	622,387	647,065
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A (C)	2.560	11-25-31	2,418,000	2,443,913
Toyota Auto Receivables Owner Trust
Series 2017-C, Class A4	1.980	12-15-22	790,000	787,198
Series 2018-C, Class A3	3.020	12-15-22	1,300,000	1,318,417
Triton Container Finance V LLC
Series 2018-1A, Class A (C)	3.950	03-20-43	537,333	545,107
Vantage Data Centers Issuer LLC
Series 2018-1A, Class A2 (C)	4.072	02-16-43	517,563	529,206
VSE VOI Mortgage LLC
Series 2017-A, Class A (C)	2.330	03-20-35	531,899	529,301
Wachovia Student Loan Trust
Series 2006-1, Class B (3 month LIBOR + 0.240%) (B)(C)	2.516	04-25-40	144,944	135,860
Westgate Resorts LLC
Series 2015-2A, Class B (C)	4.000	07-20-28	131,973	131,682
Series 2016-1A, Class A (C)	3.500	12-20-28	174,853	175,382
Series 2017-1A, Class A (C)	3.050	12-20-30	292,452	292,786
Westlake Automobile Receivables Trust
Series 2019-1A, Class C (C)	4.050	03-15-24	499,000	504,838
World Omni Automobile Lease Securitization Trust
Series 2018-B, Class A3	3.190	12-15-21	905,000	916,373

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.1%				$22,382,000
(Cost $22,382,000)
U.S. Government Agency 0.4%				7,469,000

Federal Agricultural Mortgage Corp. Discount Note	2.150	08-01-19	2,657,000	2,657,000
Federal Home Loan Bank Discount Note	2.150	08-01-19	4,812,000	4,812,000

			Par value^	Value
Repurchase agreement 0.7%				14,913,000

Barclays Tri-Party Repurchase Agreement dated 7-31-19 at 2.520% to be repurchased at $10,666,747 on 8-1-19, collateralized by $8,969,300 U.S. Treasury Bonds, 3.625% due 2-15-44 (valued at $10,880,083, including interest)			10,666,000	10,666,000
Repurchase Agreement with State Street Corp. dated 7-31-19 at 1.300% to be repurchased at $4,247,153 on 8-1-19, collateralized by $4,290,000 U.S. Treasury Notes, 2.500% due 12-31-20 (valued at $4,332,021, including interest)			4,247,000	4,247,000
Total investments (Cost $1,560,014,277) 100.5%				$2,007,406,186
Other assets and liabilities, net (0.5%)				(10,729,653)
Total net assets 100.0%				$1,996,676,533

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

ADR	American Depositary Receipt

CMT	Constant Maturity Treasury

IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate

LIBOR	London Interbank Offered Rate

(A)	Non-income producing security.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND 21

(C)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Non-income producing - Issuer is in default.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)

Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

22 JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2019, by major security category or type:

	Total value at 7-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	1,209,636,413	$1,163,107,270	$46,529,143	—
Preferred securities	1,568,555	1,568,555	—	—
U.S. Government and Agency obligations	331,998,249	—	331,998,249	—
Foreign government obligations	4,208,825	—	4,208,825	—
Corporate bonds	308,541,536	—	308,541,536	—
Capital preferred securities	141,050	—	141,050	—
Term loans	857,991	—	857,991	—
Collateralized mortgage obligations	46,077,923	—	46,077,923	—
Asset backed securities	81,993,644	—	81,993,644	—
Short-term investments	22,382,000	—	22,382,000	—
Total investments in securities	$2,007,406,186	$1,164,675,825	$842,730,361	—

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	216,812	12,922,021	(13,138,833)	—	—	—	$3,115	$28	—

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.

23

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

This report is for the information of the shareholders of John Hancock Balanced Fund.	36Q3 07/19 9/19